Segment and Product Information - Schedule of Reconciling Information by Reportable Segments (Detail) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Entity Wide Information Revenue From External Customer [Line Items]
Net sales	$ 396,737	$ 434,907	$ 426,543	$ 345,909	$ 369,111	$ 402,931	$ 398,148	$ 319,702	$ 1,604,096	$ 1,489,892	$ 1,070,676
Depreciation & Amortization									9,519	9,305	11,120
Interest									30,349	89,638	45,139
Income (loss) from continuing operations before income taxes									19,669	(41,596)	(53,842)
Operating Segments
Entity Wide Information Revenue From External Customer [Line Items]
Net sales									1,480,678	1,385,498	997,285
Depreciation & Amortization									6,865	6,778	8,148
Interest									28,342	28,202	24,573
Income (loss) from continuing operations before income taxes									15,198	16,456	(22,595)
Operating Segments | Northeast
Entity Wide Information Revenue From External Customer [Line Items]
Net sales									229,998	239,860	175,006
Depreciation & Amortization									1,068	1,313	1,760
Interest									3,634	3,813	2,838
Income (loss) from continuing operations before income taxes									3,464	5,715	(1,711)
Operating Segments | Southeast
Entity Wide Information Revenue From External Customer [Line Items]
Net sales									675,763	653,324	484,638
Depreciation & Amortization									2,800	3,441	4,086
Interest									11,986	11,281	8,829
Income (loss) from continuing operations before income taxes									5,222	8,958	(7,418)
Operating Segments | South
Entity Wide Information Revenue From External Customer [Line Items]
Net sales									574,917	492,314	337,641
Depreciation & Amortization									2,997	2,024	2,302
Interest									12,722	13,108	12,906
Income (loss) from continuing operations before income taxes									6,512	1,783	(13,466)
All other
Entity Wide Information Revenue From External Customer [Line Items]
Net sales									123,419	104,394	73,391
Depreciation & Amortization									2,654	2,527	2,972
Interest									2,007	61,436	20,566
Income (loss) from continuing operations before income taxes									$ 4,471	$ (58,052)	$ (31,247)